Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Schedule of Movement in Property, Plant and Equipment

	Dec. 31, 2025			Dec. 31, 2024
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	249	(38)	211	249	(36)	213
Reservoirs, dams and watercourses	3,420	(2,587)	833	3,339	(2,520)	819
Buildings, works and improvements	1,140	(900)	240	1,095	(883)	212
Machinery and equipment	4,023	(2,271)	1,752	2,951	(2,143)	808
Vehicles	16	(13)	3	20	(16)	4
Furniture and utensils	14	(11)	3	14	(11)	3
	8,862	(5,820)	3,042	7,668	(5,609)	2,059
In progress	1,149	-	1,149	1,656	-	1,656
Net property, plant and equipment	10,011	(5,820)	4,191	9,324	(5,609)	3,715

Changes in PP&E are as follows:

	Dec. 31, 2024	Additions	Business Combination	Disposals	Depreciation	Transfers / Capitalizations	Dec. 31, 2025
In service
Land (1)	213	-	-	-	(2)	-	211
Reservoirs, dams and watercourses	819	-	-	-	(68)	82	833
Buildings, works and improvements	212	-	4	-	(20)	44	240
Machinery and equipment	808	1	113	(14)	(95)	939	1,752
Vehicles	4	-	-	(1)	-	-	3
Furniture and utensils	3	-	-	-	-	-	3
	2,059	1	117	(15)	(185)	1,065	3,042
In progress	1,656	582	-	(24)	-	(1,065)	1,149
Net property, plant and equipment	3,715	583	117	(39)	(185)	-	4,191

(1)	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.

	Dec. 31, 2023	Additions	Business Combination	Classification as held for sale	Disposals	Depreciation	Transfers / Capitalizations	Dec. 31, 2024
In service
Land (1)	214	2	-	-	(1)	(3)	1	213
Reservoirs, dams and watercourses	853	-	-	(7)	(1)	(80)	54	819
Buildings, works and improvements	227	-	-	(1)	-	(17)	3	212
Machinery and equipment	748	1	87	(5)	-	(71)	48	808
Vehicles	4	-	-	-	-	(1)	1	4
Furniture and utensils	3	-	-	-	-	-	-	3
	2,049	3	87	(13)	(2)	(172)	107	2,059
In progress	1,207	581	-	(8)	(17)	-	(107)	1,656
Net property, plant and equipment	3,256	584	87	(21)	(19)	(172)	-	3,715

(1)	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.

	Dec. 31, 2022	Additions	Business Combination	Disposals - Assets classified as held for sale	Disposals	Depreciation	Transfers / capitalizations	Dec. 31, 2023
In service
Land (1)	217	-	-	(2)	-	(3)	2	214
Reservoirs, dams and watercourses	870	-	-	(22)	-	(79)	84	853
Buildings, works and improvements	233	-	-	(5)	-	(17)	16	227
Machinery and equipment	706	1	70	(29)	(1)	(69)	70	748
Vehicles	2	-	-	-	-	(2)	4	4
Furniture and utensils	3	-	-	-	-	-	-	3
	2,031	1	70	(58)	(1)	(170)	176	2,049
In progress	380	1,005	-	-	(2)	-	(176)	1,207
Net property, plant and equipment	2,411	1,006	70	(58)	(3)	(170)	-	3,256

(1)	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.

Schedule of Summary of Property Plant and Equipment Depreciation Rate
Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings - Machine room	2	Vehicles	14.29
Buildings - Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings - Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Floodgate	3.33